Vanguard Total International Bond Index Fund
Supplement Dated March 20, 2024, to the Prospectus and Summary Prospectus Dated February 27, 2024
Important Changes to Vanguard Total International Bond Index Fund

Effective immediately, Vanguard Total International Bond Index Fund’s Institutional Select Shares are permanently closed to all investors. All references to the Institutional Select Shares with respect to Vanguard Total International Bond Index Fund are hereby deleted.

© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PSI 1831A 032024

Vanguard Charlotte Funds

Supplement Dated March 20, 2024, to the Statement of Additional Information Dated February 27, 2024
Important Changes to Vanguard Total International Bond Index Fund

Effective immediately, Vanguard Total International Bond Index Fund’s Institutional Select Shares are permanently closed to all investors. All references to the Institutional Select Shares with respect to Vanguard Total International Bond Index Fund are hereby deleted in their entirety.
© 2024 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1231A 032024